Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non current asset and liabilities as held for sale

Breakdown	2023	2022

Properties / lands held for sale	-	34
Extra Hiper Stores (Note 1.1)	-	-
Grupo Éxito (note nº1.2)	-	20,809
Assets held for sale	-	20,843

Extra Hiper Stores / Lease liability (Note 1.1)	-	-
Grupo Éxito (note nº1.2)	-	11,260
Others	-	227
Liabilities held for sale	-	11,487